UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Katahdin Capital
Address:	 540 Madison Ave, Suite 30A
		 New York, NY 10022
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	May 12, 2005

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	30
Form 13F Information Table Value Total:	$99,876,820

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                       VALUE    SHRS OR  SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALLDISCRETION  MANAGERS   SOLE  SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAP MGMT HLDG L P   UNIT LTD PARTN  01855A101   5590536   124400 SH            SOLE            124400       0    0
ALTRIA GROUP INC             COM             02209S103   1260806    19400 SH            SOLE             19400       0    0
ANNALY MTG MGMT INC          COM             035710409   2091728   109400 SH            SOLE            109400       0    0
APRIA HEALTHCARE GROUP INC   COM             037933108   5861072   194720 SH            SOLE            194720       0    0
BERKSHIRE HATHAWAY INC DEL   CL B            084670207    889767      318 SH            SOLE               318       0    0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108    674800        8 SH            SOLE                 8       0    0
CENVEO                       COM             15670S105   1627604   208400 SH            SOLE            208400       0    0
CITIGROUP INC                COM             172967101   3382012    72019 SH            SOLE             72019       0    0
COCA COLA CO                 COM             191216100   7545528   173700 SH            SOLE            173700       0    0
COLGATE PALMOLIVE CO         COM             194162103   6841146   137400 SH            SOLE            137400       0    0
CORINTHIAN COLLEGES INC      COM             218868107   1528996   107600 SH            SOLE            107600       0    0
COSTCO WHSL CORP NEW         COM             22160K105   3485822    85900 SH            SOLE             85900       0    0
DIAGEO PLC                   SPON ADR NEW    25243Q205   3818025    63900 SH            SOLE             63900       0    0
DONNELLEY R R & SONS CO      COM             257867101   3824339   116206 SH            SOLE            116206       0    0
FIDELITY NTL FINL INC        COM             316326107    407444    12689 SH            SOLE             12689       0    0
FISHER SCIENTIFIC INTL INC   COM             338032204   1490438    25100 SH            SOLE             25100       0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102   7400700   299260 SH            SOLE            299260       0    0
LAZARE KAPLAN INTL           COM             521078105    152150    17000 SH            SOLE             17000       0    0
MARSH & MCLENNAN COS INC     COM             571748102   5620015   200500 SH            SOLE            200500       0    0
MCDERMOTT INTL INC           COM             580037109   1383111    68100 SH            SOLE             68100       0    0
MCDONALDS CORP               COM             580135101   2066355    70500 SH            SOLE             70500       0    0
MICROSOFT CORP               COM             594918104   1735074    68580 SH            SOLE             68580       0    0
MOHAWK INDS INC              COM             608190104   6146990    79000 SH            SOLE             79000       0    0
RINKER GROUP LTD             SPONSORED ADR   76687M101   5211992   116080 SH            SOLE            116080       0    0
ST PAUL TRAVELERS INC        COM             792860108   3976986   111089 SH            SOLE            111089       0    0
STATE STREET CORP            COM             857477103    323610     7000 SH            SOLE              7000       0    0
STREETTRACKS GOLD TR         GOLD SHS        863307104   3706425    85500 SH            SOLE             85500       0    0
UNITED STATES STL CORP NEW   COM             912909108    295044     6900 SH            SOLE              6900       0    0
WAL-MART STORES              COM             931142103   7052144   149600 SH            SOLE            149600       0    0
WARNACO GROUP INC            COM NEW         934390402   4486160   199740 SH            SOLE            199740       0    0


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